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                                January 31, 2005

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   Heritage Series Trust
                        File Nos. 33-30361; 811-5853
                        Post-Effective Amendment No. 23
                        -------------------------------

      Transmitted herewith for filing on behalf of Heritage Income Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C thereunder ("Rule 485(b)"), and pursuant to the Investment Company Act of 1940, as amended and the regulations thereunder, is Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A ("Post-Effective Amendment").

      This Post-Effective Amendment contains a conformed signature page and conformed consent of the Trust's independent registered certified public accounting firm, the manually signed originals of which are maintained at the offices of the Trust. Also accompanying this transmission is a conformed copy of our firm's representation letter pursuant to Rule 485(b), the original of which is also maintained at the offices of the Trust.

      Should you have any questions, please do not hesitate to call me at 202.778.9044.

                                    Very truly yours,

                                    /s/ David Joire

                                    David Joire
Attachments

cc:  James W. Sutherland
      Heritage Asset Management, Inc.